Financial Assets and Liabilities - Summary of Financial Investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents1 [line items]
Financial investments	R$ 8,522,465	R$ 7,223,450
Investment funds [member]
Cash and cash equivalents1 [line items]
Financial investments	2,155,446	3,279,170
Investment funds [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments	1,672,688	2,799,706
Investment funds [member] | CDB [member]
Cash and cash equivalents1 [line items]
Financial investments	475,213	479,464
Investment funds [member] | Other [Member]
Cash and cash equivalents1 [line items]
Financial investments	7,545	0
Bank investments [member]
Cash and cash equivalents1 [line items]
Financial investments	6,367,019	3,944,280
Bank investments [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments	1,293,833	1,400,735
Bank investments [member] | CDB [member]
Cash and cash equivalents1 [line items]
Financial investments	5,015,244	2,340,125
Bank investments [member] | Other [Member]
Cash and cash equivalents1 [line items]
Financial investments	R$ 57,942	R$ 203,420